Award Timing Disclosure	12 Months Ended
May 26, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Under the Company’s policies and practices, the approval of long-term equity incentive compensation for the Company’s regular annual equity awards to its executive officers is typically made early in each fiscal year (in July). These grants are then made effective shortly after the date of filing of the Company’s Form 10-K for its prior fiscal year.

This equity grant approach is used by the Compensation Committee in order to best help ensure the grants to executive officers are made only during an open window, and after the release of the Company’s material non-public information regarding its most recently-completed fiscal year. Additionally, the Compensation Committee does not factor any material non-public information into its design and approval of the terms of such regular annual equity awards. Including for grants made during fiscal 2024, the Company does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.

During fiscal 2024, the Company did not grant stock options (or similar awards) to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	Under the Company’s policies and practices, the approval of long-term equity incentive compensation for the Company’s regular annual equity awards to its executive officers is typically made early in each fiscal year (in July). These grants are then made effective shortly after the date of filing of the Company’s Form 10-K for its prior fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	This equity grant approach is used by the Compensation Committee in order to best help ensure the grants to executive officers are made only during an open window, and after the release of the Company’s material non-public information regarding its most recently-completed fiscal year. Additionally, the Compensation Committee does not factor any material non-public information into its design and approval of the terms of such regular annual equity awards.
MNPI Disclosure Timed for Compensation Value	false